Additional information - condensed financial statements of the Company (Condensed balance sheets) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Apr. 01, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets
Amounts due from a subsidiary	¥ 193,559	$ 28,152	¥ 11,190
Non-current assets
Total assets	25,768,045	3,747,805	14,458,719
Current liabilities
Convertible bonds	6,863	998	0	$ 1,000
Short-term loans	0	0	588,235
Total current liabilities	3,853,026	560,399	3,145,799
Non-current liabilities
Convertible bonds	0	0	6,536
Total liabilities	3,972,241	577,738	3,220,863
Shareholders' equity
Additional paid-in capital	11,168,866	1,624,444	5,339,844
Retained earnings	6,913,469	1,005,522	5,218,110
Accumulated other comprehensive (loss) income	336,152	48,891	(9,597)
Total shareholders' equity	21,377,131	3,109,174	10,712,859		¥ 5,052,555	¥ 3,246,819
Total liabilities, mezzanine equity and shareholders' equity	25,768,045	3,747,805	14,458,719
Class A common shares [Member]
Shareholders' equity
Common shares	59	9	57
Class B common shares [Member]
Shareholders' equity
Common shares	21	3	23
Parent [Member]
Current assets
Amounts due from a subsidiary	2,592,009	376,992	2,671,590
Non-current assets
Interests in subsidiaries and VIEs	15,935,185	2,317,677	8,535,113
Total assets	18,527,194	2,694,669	11,206,703
Current liabilities
Interests payable	39	6	777
Convertible bonds	6,863	998	0
Short-term loans	0	0	588,235
Total current liabilities	6,902	1,004	589,012
Non-current liabilities
Convertible bonds	0	0	6,536
Total liabilities	6,902	1,004	595,548
Shareholders' equity
Additional paid-in capital	11,168,866	1,624,444	5,339,844
Retained earnings	7,015,194	1,020,318	5,280,828
Accumulated other comprehensive (loss) income	336,152	48,891	(9,597)
Total shareholders' equity	18,520,292	2,693,665	10,611,155
Total liabilities, mezzanine equity and shareholders' equity	18,527,194	2,694,669	11,206,703
Parent [Member] | Class A common shares [Member]
Shareholders' equity
Common shares	59	9	57
Parent [Member] | Class B common shares [Member]
Shareholders' equity
Common shares	¥ 21	$ 3	¥ 23